S&P MIDCAP INDEX FUND
Portfolio of Investments (Unaudited)
5/31/2020

Security Description	Shares	Value
Common Stock (99.74%)

Basic Materials (4.13%)
Allegheny Technologies Inc*	8,230	71,436
Ashland Global Holdings Inc	3,629	243,724
Cabot Corp	3,433	122,627
Carpenter Technology Corp	2,875	67,189
Chemours Co/The	9,851	129,147
Commercial Metals Co	7,149	122,677
Compass Minerals International Inc	2,041	98,335
Domtar Corp	3,578	72,991
Ingevity Corp*	2,614	137,679
Minerals Technologies Inc	2,100	103,551
NewMarket Corp	444	193,642
Olin Corp	9,621	115,741
PolyOne Corp	5,185	128,484
Reliance Steel & Aluminum Co	4,016	389,552
Royal Gold Inc	3,952	526,406
RPM International Inc	7,813	584,256
Sensient Technologies Corp	2,549	127,756
Steel Dynamics Inc	13,070	347,139
United States Steel Corp	10,245	82,370
Valvoline Inc	11,351	208,291
Total Basic Materials		3,872,993

Communications (4.61%)
AMC Networks Inc*	2,655	75,057
Cable One Inc	302	569,841
Ciena Corp*	9,321	515,078
Etsy Inc*	7,139	578,116
FactSet Research Systems Inc (a)	2,286	702,968
Grubhub Inc*	5,510	312,637
InterDigital Inc	1,875	103,069
John Wiley & Sons Inc	2,636	105,967
LogMeIn Inc	2,941	249,691
New York Times Co/The	8,809	345,577
TEGNA Inc	13,521	158,466
Telephone and Data Systems Inc	5,893	120,748
TripAdvisor Inc	6,331	122,062
ViaSat Inc*	3,475	145,950
World Wrestling Entertainment Inc	2,835	131,175
Yelp Inc*	3,849	83,677
Total Communications		4,320,079

Consumer, Cyclical (13.58%)
Adient PLC*	5,245	89,217
American Eagle Outfitters Inc	9,797	89,741
AutoNation Inc*	3,547	140,036
Bed Bath & Beyond Inc	8,029	58,371
BJ's Wholesale Club Holdings Inc*	7,361	264,996
Boyd Gaming Corp	4,822	103,094
Brinker International Inc	2,374	62,555
Brunswick Corp/DE	4,915	270,374
Caesars Entertainment Corp*	33,630	383,046
Carter's Inc	2,660	228,521
Casey's General Stores Inc	2,216	353,962
Cheesecake Factory Inc/The	2,474	53,142
Choice Hotels International Inc	1,914	154,709
Churchill Downs Inc	2,136	283,383
Cinemark Holdings Inc	6,423	96,538
Columbia Sportswear Co	1,749	127,782
Cracker Barrel Old Country Store Inc	1,449	155,231
Dana Inc	9,018	113,988
Deckers Outdoor Corp*	1,706	311,396
Delphi Technologies PLC*	5,186	66,796
Dick's Sporting Goods Inc	3,832	138,182
Dillard's Inc	649	19,476
Dunkin' Brands Group Inc	4,991	318,775
Eldorado Resorts Inc*	3,936	139,571
FirstCash Inc	2,571	179,379
Five Below Inc*	3,395	355,287
Foot Locker Inc	6,449	178,637
Goodyear Tire & Rubber Co/The	14,506	110,391
Healthcare Services Group Inc	4,466	106,827
Herman Miller Inc	3,558	81,905
HNI Corp	2,580	65,713
Jack in the Box Inc	1,502	100,664
JetBlue Airways Corp*	17,395	175,168
KAR Auction Services Inc	7,759	111,342
KB Home	5,162	170,759
Lear Corp	3,315	351,556
Marriott Vacations Worldwide Corp	2,254	202,477
Mattel Inc*	20,891	192,406
MSC Industrial Direct Co Inc	2,714	188,189
Nu Skin Enterprises Inc	3,347	124,441
Ollie's Bargain Outlet Holdings Inc*	3,295	301,328
Papa John's International Inc	1,328	103,438
Penn National Gaming Inc*	6,066	199,025
Polaris Inc	3,464	302,546
Pool Corp	2,412	648,876
Resideo Technologies Inc*	7,802	55,082
RH*	984	213,420
Sally Beauty Holdings Inc*	7,009	91,397
Scientific Games Corp*	3,258	51,248
Scotts Miracle-Gro Co/The	2,387	340,315
Six Flags Entertainment Corp	4,962	114,027
Skechers USA Inc*	8,069	252,721
Taylor Morrison Home Corp*	7,969	154,041
Tempur Sealy International Inc*	2,737	178,535
Texas Roadhouse Inc	3,979	206,311
Thor Industries Inc	3,326	286,701
Toll Brothers Inc	7,273	234,991
Toro Co/The	6,423	456,483
TRI Pointe Group Inc*	8,389	120,130
Urban Outfitters Inc*	3,844	65,117
Visteon Corp*	1,685	121,320
Watsco Inc	1,930	343,366
Wendy's Co/The	11,225	238,644
Williams-Sonoma Inc	4,676	389,090
World Fuel Services Corp	3,940	100,391
Wyndham Destinations Inc	5,465	173,787
Wyndham Hotels & Resorts Inc	5,734	263,363
Total Consumer, Cyclical		12,723,716

Consumer, Non-Cyclical (19.24%)
Aaron's Inc	4,046	149,338
Acadia Healthcare Co Inc*	5,336	152,663
Adtalem Global Education Inc*	3,253	108,845
Amedisys Inc*	1,943	373,153
Arrowhead Pharmaceuticals Inc*	6,031	194,439
ASGN Inc*	3,181	195,918
Avanos Medical Inc*	2,887	83,896
Avis Budget Group Inc*	3,622	77,982
Bio-Rad Laboratories Inc*	1,301	639,207
Bio-Techne Corp	2,296	607,981
Boston Beer Co Inc/The*	564	318,508
Brink's Co/The	3,014	120,861
Cantel Medical Corp	2,257	94,975
Catalent Inc* (a)	9,318	724,288
Charles River Laboratories International Inc*	2,942	528,560
Chemed Corp	964	461,284
CoreLogic Inc/United States	4,791	237,442
Darling Ingredients Inc*	9,864	229,930
Deluxe Corp	2,674	62,384
Edgewell Personal Care Co*	3,430	104,341
Encompass Health Corp	5,941	435,178
Exelixis Inc*	18,433	455,479
Flowers Foods Inc	11,676	275,437
FTI Consulting Inc*	2,295	276,456
Globus Medical Inc*	4,694	256,527

Graham Holdings Co	262	93,856
Grand Canyon Education Inc*	2,905	283,499
Haemonetics Corp*	3,053	334,853
Hain Celestial Group Inc/The*	4,840	152,363
HealthEquity Inc*	4,270	264,612
Helen of Troy Ltd*	1,516	275,791
Hill-Rom Holdings Inc	4,022	408,917
ICU Medical Inc*	1,078	215,190
Ingredion Inc	4,072	342,985
Insperity Inc	2,265	117,418
Integra LifeSciences Holdings Corp*	4,294	223,760
Lancaster Colony Corp	1,212	185,994
LHC Group Inc*	1,784	289,918
Ligand Pharmaceuticals Inc*	994	100,961
LivaNova PLC*	2,983	159,561
LiveRamp Holdings Inc*	4,079	205,704
ManpowerGroup Inc	3,552	245,585
Masimo Corp*	2,951	708,801
MEDNAX Inc*	5,317	82,573
Molina Healthcare Inc* (a)	3,778	702,028
Nektar Therapeutics*	10,730	232,841
NuVasive Inc*	2,872	174,043
Patterson Cos Inc	5,190	102,191
Paylocity Holding Corp*	905	117,655
Penumbra Inc*	1,948	335,874
Pilgrim's Pride Corp*	3,372	69,699
Post Holdings Inc*	4,053	352,854
PRA Health Sciences Inc*	3,836	397,026
Prestige Consumer Healthcare Inc*	3,026	127,697
Repligen Corp*	2,823	369,728
Sabre Corp	16,503	115,026
Sanderson Farms Inc	1,188	156,840
Service Corp International/US	11,013	434,243
Sprouts Farmers Market Inc*	7,118	178,875
Syneos Health Inc*	3,752	228,834
Tenet Healthcare Corp*	5,708	124,206
Tootsie Roll Industries Inc	1,096	39,040
TreeHouse Foods Inc*	3,428	180,690
United Therapeutics Corp*	2,644	311,860
West Pharmaceutical Services Inc	4,458	963,106
WEX Inc*	2,640	390,931
WW International Inc*	2,743	65,558
Total Consumer, Non-Cyclical		18,028,258

Energy (2.31%)
Antero Midstream Corp	18,783	89,783
ChampionX Corp*	4,921	44,633
Cimarex Energy Co	6,134	161,202
CNX Resources Corp*	11,242	114,556
Enphase Energy Inc*	1,740	101,251
EQT Corp	15,592	207,997
Equitrans Midstream Corp	12,947	104,741
First Solar Inc*	4,572	213,147
Matador Resources Co*	7,147	56,032
Murphy Oil Corp	8,937	106,797
Murphy USA Inc*	1,742	202,246
NOW Inc*	6,912	51,494
Patterson-UTI Energy Inc	12,375	45,664
PBF Energy Inc	6,167	65,494
SolarEdge Technologies Inc*	2,929	415,625
Transocean Ltd*	31,902	42,430
WPX Energy Inc*	25,060	142,090
Total Energy		2,165,182

Financial (22.71%)
Banks (5.76%)
Associated Banc-Corp	9,601	134,510
BancorpSouth Bank	5,929	131,802
Bank of Hawaii Corp	2,426	156,065
Bank OZK	7,283	163,795
Cathay General Bancorp	4,562	124,041
CIT Group Inc	5,707	103,525
Commerce Bancshares Inc/MO	6,291	400,925
Cullen/Frost Bankers Inc	3,430	260,577
East West Bancorp Inc	8,774	306,651
First Financial Bankshares Inc	8,185	250,788
First Horizon National Corp	18,750	175,313
FNB Corp/PA	19,578	145,073
Fulton Financial Corp	9,889	110,856
Hancock Whitney Corp	5,255	113,613

Home BancShares Inc/AR	9,497	137,422
International Bancshares Corp	3,456	106,376
PacWest Bancorp	7,407	128,215
Pinnacle Financial Partners Inc	4,336	172,790
Prosperity Bancshares Inc	5,688	371,938
Signature Bank/New York NY	3,293	338,883
Synovus Financial Corp	8,830	169,448
TCF Financial Corp	9,244	267,336
Texas Capital Bancshares Inc*	3,137	83,946
Trustmark Corp	3,872	92,115
UMB Financial Corp	2,603	133,482
Umpqua Holdings Corp	13,269	151,134
United Bankshares Inc/WV	6,117	177,882
Valley National Bancorp	23,601	188,336
Webster Financial Corp	5,545	156,924
Wintrust Financial Corp	3,438	145,634
		5,399,395
Diversified Financial Service (2.73%)
Affiliated Managers Group Inc	2,968	197,728
Eaton Vance Corp	6,817	245,753
Evercore Inc	2,355	129,784
Federated Hermes Inc	5,788	128,146
Interactive Brokers Group Inc	4,681	198,240
Janus Henderson Group PLC	9,376	202,147
Jefferies Financial Group Inc	14,413	211,150
Legg Mason Inc	4,916	244,964
LendingTree Inc*	462	120,129
Navient Corp	10,555	78,529
SEI Investments Co	7,605	412,343
SLM Corp	25,437	192,812
Stifel Financial Corp	4,119	196,517
		2,558,242
Insurance (4.60%)
Alleghany Corp	867	444,858
American Financial Group Inc/OH	4,509	271,622
Brighthouse Financial Inc*	6,583	195,581
Brown & Brown Inc	14,090	566,417
CNO Financial Group Inc	9,107	130,685
First American Financial Corp	6,768	341,716
Genworth Financial Inc*	30,327	92,497
Hanover Insurance Group Inc/The	2,373	238,131
Kemper Corp	3,706	234,960
Mercury General Corp	1,634	65,736
Old Republic International Corp	17,345	270,409
Primerica Inc	2,509	285,123
Reinsurance Group of America Inc	3,798	344,669
RenaissanceRe Holdings Ltd	2,661	446,675
RLI Corp	2,404	189,820
Selective Insurance Group Inc	3,579	187,719
		4,306,618
Real Estate (9.04%)
American Campus Communities Inc	8,279	267,412
Brixmor Property Group Inc	17,946	200,277
Camden Property Trust	5,834	534,219
CoreCivic Inc	7,176	86,327
CoreSite Realty Corp	2,286	285,339
Corporate Office Properties Trust	6,752	168,597
Cousins Properties Inc	8,843	275,194
CyrusOne Inc	6,820	506,998
Diversified Healthcare Trust	15,114	54,108
Douglas Emmett Inc	9,931	291,574
EastGroup Properties Inc	2,314	269,003
EPR Properties	4,727	149,231
First Industrial Realty Trust Inc	7,701	291,714

GEO Group Inc/The	7,307	87,538
Healthcare Realty Trust Inc	7,860	241,302
Highwoods Properties Inc	6,251	239,226
JBG SMITH Properties	7,112	211,440
Jones Lang LaSalle Inc	3,095	316,928
Kilroy Realty Corp	5,876	335,637
Lamar Advertising Co	5,182	343,567
Life Storage Inc	2,810	273,919
Macerich Co/The	7,000	47,670
Mack-Cali Realty Corp	5,456	82,986
Medical Properties Trust Inc (a)	31,178	563,698
National Retail Properties Inc	10,342	324,635
Omega Healthcare Investors Inc	13,327	415,003
Park Hotels & Resorts Inc	14,424	141,788
Pebblebrook Hotel Trust	7,871	107,518
PotlatchDeltic Corp	4,050	137,660
PS Business Parks Inc	1,221	163,174
Rayonier Inc	7,791	185,036
Sabra Health Care REIT Inc	11,960	160,982
Service Properties Trust	10,273	69,343
Spirit Realty Capital Inc	5,819	165,434
STORE Capital Corp	5,546	107,260
Taubman Centers Inc	3,751	155,066
Urban Edge Properties	6,939	67,655
Weingarten Realty Investors	7,564	135,244
		8,459,702
Savings&Loans (0.59%)
New York Community Bancorp Inc	28,160	283,008
Sterling Bancorp/DE	12,174	149,740
Washington Federal Inc	4,720	122,059
		554,807

Total Financial		21,278,764

Industrial (19.83%)
Acuity Brands Inc	2,387	205,640
AECOM*	9,529	369,439
AGCO Corp	3,777	208,604
AptarGroup Inc	3,851	428,963
Arrow Electronics Inc*	4,991	344,778
Avnet Inc	6,083	165,701
Axon Enterprise Inc*	3,575	271,557
Belden Inc	2,454	83,534
Carlisle Cos Inc	3,414	409,202
Clean Harbors Inc*	3,093	183,693
Cognex Corp	10,297	584,251
Coherent Inc*	1,455	211,281
Colfax Corp*	5,037	141,338
Crane Co	3,071	171,116
Curtiss-Wright Corp	2,572	257,972
Donaldson Co Inc	7,719	366,267
Dycom Industries Inc*	1,899	79,948
Eagle Materials Inc	2,508	167,434
EMCOR Group Inc	3,383	214,990

Energizer Holdings Inc	3,876	170,079
EnerSys	2,547	161,225
Fluor Corp	8,446	98,058
GATX Corp	2,114	132,632
Generac Holdings Inc*	3,768	419,265
Gentex Corp	15,242	402,998
Graco Inc	10,049	484,462
Greif Inc	1,668	56,679
Hubbell Inc	3,277	401,170
II-VI Inc*	5,255	249,770
ITT Inc	5,284	304,887
Jabil Inc	8,370	250,430
KBR Inc	8,539	200,240
Kennametal Inc	5,164	143,249
Kirby Corp*	3,612	185,223
Knight-Swift Transportation Holdings Inc	7,403	308,039
Landstar System Inc	2,377	276,350
Lennox International Inc	2,112	451,630
Lincoln Electric Holdings Inc	3,729	306,412
Littelfuse Inc	1,467	238,373
Louisiana-Pacific Corp	7,077	167,088
MasTec Inc*	3,637	142,389
MDU Resources Group Inc	12,074	262,730
Mercury Systems Inc*	3,346	298,965
MSA Safety Inc	2,147	255,364
National Instruments Corp	7,107	275,183
Nordson Corp	3,083	580,683
nVent Electric PLC	9,376	171,862
O-I Glass Inc	9,377	71,828
Oshkosh Corp	4,100	294,462
Owens Corning	6,635	348,338
Regal Beloit Corp	2,466	196,146
Ryder System Inc	3,329	114,052
Silgan Holdings Inc	4,729	158,138
Sonoco Products Co	6,072	314,590
Stericycle Inc*	5,490	301,017
SYNNEX Corp	2,462	262,572
Tech Data Corp*	2,148	292,644
Teledyne Technologies Inc* (a)	2,197	821,942
Terex Corp	3,952	62,125
Tetra Tech Inc	3,329	262,658
Timken Co/The	4,084	173,733
Trex Co Inc*	3,558	427,387
Trimble Inc* (a)	15,011	587,229
Trinity Industries Inc	5,913	118,083
Universal Display Corp	2,554	374,416
Valmont Industries Inc	1,297	147,858
Vishay Intertechnology Inc	7,974	129,657
Werner Enterprises Inc	2,668	123,315
Woodward Inc	3,397	232,966
Worthington Industries Inc	2,344	70,132
XPO Logistics Inc*	5,561	438,262
Total Industrial		18,584,693

Technology (9.24%)
ACI Worldwide Inc*	6,965	192,095
Allscripts Healthcare Solutions Inc*	9,783	61,829
Blackbaud Inc	2,963	173,661
Cabot Microelectronics Corp	1,753	253,940
CACI International Inc*	1,527	382,941
CDK Global Inc	7,314	287,513
Ceridian HCM Holding Inc*	6,072	418,179
Cirrus Logic Inc*	3,482	252,375
CommVault Systems Inc*	2,533	102,485
Cree Inc*	6,569	346,121
Fair Isaac Corp* (a)	1,745	702,624
J2 Global Inc	2,789	218,379
Lumentum Holdings Inc*	4,462	327,154
Manhattan Associates Inc*	3,897	344,495
MAXIMUS Inc	3,855	277,637
MKS Instruments Inc	3,284	346,889
Monolithic Power Systems Inc	2,434	510,532
NCR Corp*	7,688	138,768
NetScout Systems Inc*	3,968	109,001
Perspecta Inc	8,285	183,678
PTC Inc*	6,263	478,368
Science Applications International Corp	2,956	260,246
Semtech Corp*	3,991	212,241
Silicon Laboratories Inc*	2,613	244,734
Synaptics Inc*	2,063	131,454
Teradata Corp*	6,778	145,117
Teradyne Inc (a)	10,097	676,701
Tyler Technologies Inc* (a)	2,349	881,603
Total Technology		8,660,760

Utilities (4.09%)
ALLETE Inc	3,113	182,826
Black Hills Corp	3,620	223,390
Essential Utilities Inc	13,005	569,099
Hawaiian Electric Industries Inc	6,646	262,251
IDACORP Inc	3,036	283,046
National Fuel Gas Co	5,201	218,286
New Jersey Resources Corp	5,790	203,345
NorthWestern Corp	3,039	182,705
OGE Energy Corp	12,061	377,750
ONE Gas Inc	3,177	266,773
PNM Resources Inc	4,799	195,895
Southwest Gas Holdings Inc	3,218	244,407
Spire Inc	3,071	223,937
UGI Corp	12,679	403,699
Total Utilities		3,837,409

Total Common Stock (Cost $75,158,603)		93,471,854

United States Treasury Bills (0.11%)
0.000%; 06/18/20	100,000	99,994
Total United States Treasury Bills (Cost $21,996,109)		99,994

Total Investments (Cost $75,258,581) (a) (99.85%)		93,571,848
Other Net Assets (0.15%)		141,740
Net Assets (100.00%)		$93,713,588

*	Non-income producing security.
(a)	A portion of these shares have been pledged in connection with obligations for futures contracts.
(b)	Aggregate cost for federal income tax purpose is $75,540,152.

At May 31, 2020, unrealized appreciation/(depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation	31,516,603
Unrealized depreciation	(13,484,907)
Net unrealized appreciation	18,031,696

Because tax adjustments are calculated annually, the above tax figures reflect the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual and annual reports.

(c)	Futures contracts at May 31, 2020:

Contracts - $100 times premium / delivery month / commitment / exchange

S&P MidCap E-MINI	Notional Amount	Value	Unrealized Appreciation
1 / JUN 2020 / Long / CME	188,170	176,230	11,940